Income tax - Movement in deferred tax assets and liabilities during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (118.5)	$ 1.1
Recognised in profit or loss	(40.5)	(119.4)
Recognised in other comprehensive income	9.9	(0.2)
Ending balance	(149.1)	(118.5)
Vessels, containers, handling equipments and other tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(144.7)	(144.5)
Recognised in profit or loss	(40.9)	(0.2)
Ending balance	(185.6)	(144.7)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		13.4
Recognised in profit or loss	3.1	(13.4)
Recognised in other comprehensive income	10.3
Ending balance	13.4
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	17.6	16.9
Recognised in profit or loss	(4.3)	0.4
Recognised in other comprehensive income	(0.4)	0.3
Ending balance	12.9	17.6
Accumulated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	9.0	117.7
Recognised in profit or loss	(2.2)	(108.7)
Ending balance	6.8	9.0
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.4	(2.4)
Recognised in profit or loss	3.8	2.5
Recognised in other comprehensive income		(0.5)
Ending balance	$ 3.4	$ 0.4